                             The SMALLCap Fund, Inc.
                                One South Street
                               Baltimore, MD 21202

April 25, 2002


Dear Shareholder:

This letter is sent to remind shareholders of The SMALLCap Fund, Inc. that the Annual Meeting of Shareholders will be held on Wednesday, June 5, 2002, at
1:00 p.m. (EST) at the Omni Berkshire Place, 21 East 52nd Street at Madison Avenue, New York, NY 10022. At the Annual Meeting, we will ask you to approve the reorganization of The SMALLCap Fund, Inc. into the Deutsche Small Cap Fund, an open-end investment company.

We encourage all persons who are shareholders as of April 1, 2002 to mark, date, sign and return the enclosed proxy card, or to vote using the Internet or telephone by following the instructions included on the card.

To reiterate, a majority of the Independent Directors has determined that the proposed reorganization is in the best interests of the Fund and its shareholders. Accordingly, we encourage you, when voting your shares, to vote FOR the proposed reorganization and FOR the election of Messrs. Incandela and Greeley.

Your vote is important, regardless of the number of shares you own. If you have any questions or need assistance with voting your shares, please call our proxy solicitor, Georgeson Shareholder Communications, at 1-866-219-9663.

Sincerely,

/s/ Fran Pollack-Matz

Fran Pollack-Matz
Secretary



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                 TO VOTE BY MAIL, PLEASE DETACH PROXY CARD HERE
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                                      PROXY

                             THE SMALLCAP FUND, INC.
                   One South Street, Baltimore, Maryland 21202

                  PROXY FOR THE ANNUAL MEETING OF STOCKHOLDERS
               1:00 P.M., Eastern Time, on Wednesday, June 5, 2002

The undersigned holder of common stock of the SMALLCap Fund, Inc., a Maryland corporation (the "Fund"), hereby appoints Fran Pollack-Matz and Daniel O. Hirsch, or either of them, with full power of substitution in each of them to attend the Annual Meeting of the Stockholders of the Fund to be held at the Omni Berkshire Place, 21 East 52nd Street at Madison Avenue, New York, NY 10022, on June 5, 2002, at 1:00 p.m., local time, and any adjournment or postponement thereof, to cast on behalf of the undersigned all votes that the undersigned is entitled to cast at such meeting and otherwise to represent the undersigned at the meeting with all powers possessed by the undersigned if personally present at the meeting. The undersigned hereby acknowledges receipt of the Notice of the Annual Meeting of Stockholders and of the accompanying Proxy Statement and revokes any proxy heretofore given with respect to such meeting.

The votes entitled to be cast by the undersigned will be cast as instructed below. If this Proxy is executed but no instruction is given, the votes entitled to be cast by the undersigned will be cast "for" each of the nominees for director and "for" the other proposal as described in the Proxy Statement and in the discretion of the Proxy holder on any other matter that may properly come before the meeting or any adjournment or postponement thereof.

Instructions for Voting Your Proxy

The SMALLCap Fund, Inc. offers shareholders three convenient ways of voting their proxies:
[ ] By Telephone (using a touch-tone telephone)
[ ] Through the Internet (using a browser)      [ ] By Mail (traditional method)

Your telephone, fax or Internet vote authorizes the named Proxies to vote your shares in the same manner as if you had mailed your proxy card. We encourage you to use these cost effective and convenient ways of voting, 24 hours a day, 7 days a week.

--------------------
  TELEPHONE VOTING    Available only until 5:00 p.m. Eastern Daylight Time
--------------------  June 4, 2002.

o On a touch-tone telephone, call TOLL FREE 1-800-732-6167, 24 hours a day, 7 days a week

o    You will be asked to enter ONLY the Control Number shown below

o    Have your proxy card ready, then follow the prerecorded instructions

o    Your vote will be confirmed and cast as you directed


--------------------
  INTERNET VOTING     Available only until 5:00 p.m. Eastern Daylight Time
--------------------  June 4, 2002.

o    Visit the Internet voting Website at http://proxy.georgeson.com

o Enter the COMPANY NUMBER AND CONTROL NUMBER shown below and follow the instructions on your screen

o    You will incur only your usual Internet charges


--------------------
   VOTING BY MAIL
--------------------

o Simply sign and date your proxy card and return it in the postage-paid envelope





                  ------------------       ------------------
                    COMPANY NUMBER           CONTROL NUMBER
                  ------------------       ------------------


                 TO VOTE BY MAIL, PLEASE DETACH PROXY CARD HERE
--------------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS WITH RESPECT TO THE SMALLCAP FUND, INC. THE BOARD OF DIRECTORS RECOMMENDS A VOTE 'FOR' PROPOSALS 1 AND 2.

Please mark boxes in blue or black ink.

(1) To approve the reorganization of The SMALLCap Fund, Inc. (the "Fund") into the Deutsche Small Cap Fund, an open-end investment company (the "Small Cap Fund"), pursuant to an Agreement and Plan of Reorganization between the Fund and BT Investment Funds on behalf of Small Cap Fund and as described in the Proxy Statement. Under this Agreement, the Fund would transfer all of its assets to Small Cap Fund, an open-end investment company, in exchange for M Class shares of Small Cap Fund. These shares would be distributed proportionately to you and the other stockholders of the Fund. Small Cap Fund would also assume the Fund's stated liabilities, and the Fund would then be liquidated and dissolved;

         FOR [ ]      AGAINST [ ]       ABSTAIN [ ]

(2) To elect as directors of the Fund: Joseph J. Incandela and Robert E. Greeley, for a term of three years and until their successors are duly elected and qualify;

         FOR [ ]                        WITHHOLD [ ]

     INSTRUCTION: To withhold authority for any individual nominee, strike a line through the nominee's name above.

(3) To vote and otherwise represent the undersigned on any other matter that may properly come before the meeting or any adjournment or postponement thereof in the discretion of the Proxy holder.

PLEASE SIGN AND DATE BELOW AND MAIL THIS PROXY CARD PROMPLY USING THE ENCLOSED ENVELOPE.


--------------------------------------------------------
(Title or Authority)


------------------------------------------
(Signature)


------------------------------------------
(Signature)


Dated: _______________________, 2002

(Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title below.)